Investment Securities	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investments Securities
Investment Securities
The amortized cost and fair value of investment securities are shown in the following tables. Management performs a quarterly evaluation of investment securities for any other-than-temporary impairment. During 2017, 2016 and 2015, there were no investment securities deemed to be other-than-temporarily impaired.

Investment securities at December 31, 2017 and December 31, 2016 were as follows:

(In thousands)	Amortized Cost	Gross Unrealized/Unrecognized Holding Gains	Gross Unrealized/Unrecognized Holding Losses	Estimated Fair Value
2017:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$245,000	$—	$2,280	$242,720
U.S. Government sponsored entities’ asset-backed securities	852,645	4,645	8,129	849,161
Other equity securities	675	1,260	—	1,935
Total	$1,098,320	$5,905	$10,409	$1,093,816
2017:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$300,412	$6,575	$713	$306,274
U.S. Government sponsored entities’ asset-backed securities	56,785	758	38	57,505
Total	$357,197	$7,333	$751	$363,779

(In thousands)	Amortized Cost	Gross Unrealized/Unrecognized Holding Gains	Gross Unrealized/Unrecognized Holding Losses	Estimated Fair Value
2016:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$270,000	$—	$2,467	$267,533
U.S. Government sponsored entities’ asset-backed securities	991,642	5,372	9,842	987,172
Other equity securities	1,119	2,315	—	3,434
Total	$1,262,761	$7,687	$12,309	$1,258,139
2016:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$188,622	$977	$5,148	$184,451
U.S. Government sponsored entities’ asset-backed securities	71,211	1,097	87	72,221
Total	$259,833	$2,074	$5,235	$256,672

Park’s U.S. Government sponsored entities' asset-backed securities consisted of 15-year mortgage-backed securities and collateralized mortgage obligations ("CMOs"). At December 31, 2017, the amortized cost of Park’s AFS mortgage-backed securities was $455.3 million and there were no HTM mortgage-backed securities within Park's investment portfolio. At December 31, 2017, the amortized cost of Park's AFS and HTM CMOs was $397.3 million and $56.8 million, respectively.

The following table provides detail on investment securities with unrealized/unrecognized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2017 and December 31, 2016:

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized/Unrecognized Losses	Fair Value	Unrealized/Unrecognized Losses	Fair Value	Unrealized/Unrecognized Losses
2017:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$24,931	$70	$217,789	$2,210	$242,720	$2,280
U.S. Government sponsored entities' asset-backed securities	236,924	2,786	318,797	5,343	555,721	8,129
Total	$261,855	$2,856	$536,586	$7,553	$798,441	$10,409
2017:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$26,644	$194	$45,498	$519	$72,142	$713
U.S. Government sponsored entities’ asset-backed securities	7,331	38	—	—	7,331	38
Total	$33,975	$232	$45,498	$519	$79,473	$751

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized/Unrecognized Losses	Fair Value	Unrealized/Unrecognized Losses	Fair Value	Unrealized/Unrecognized Losses
2016:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$247,695	$2,305	$19,838	$162	$267,533	$2,467
U.S. Government sponsored entities' asset-backed securities	612,321	9,473	27,325	369	639,646	9,842
Total	$860,016	$11,778	$47,163	$531	$907,179	$12,309
2016:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$134,909	$5,148	$—	$—	$134,909	$5,148
U.S. Government sponsored entities' asset-backed securities	$—	$—	$7,564	$87	$7,564	$87
Total	$134,909	$5,148	$7,564	$87	$142,473	$5,235

Management does not believe any individual unrealized/unrecognized loss as of December 31, 2017 or 2016 represented an other-than-temporary impairment. The unrealized/unrecognized losses on debt securities are primarily the result of interest rate changes. These conditions will not prohibit Park from receiving its contractual principal and interest payments on these debt securities. The fair value of these debt securities is expected to recover as payments are received on these securities and they approach maturity. Should the impairment of any of these securities become other-than-temporary, the cost basis of the investment will be reduced and the resulting loss attributable to credit will be recognized in net income in the period the other-than-temporary impairment is identified.

Other investment securities (as shown on the Consolidated Balance Sheets) consist of stock investments in the FHLB, the FRB and other equities carried at cost. The FHLB and FRB restricted stock investments are carried at their redemption value. Park owned $50.1 million of FHLB stock and $8.2 million of FRB stock at both December 31, 2017 and December 31, 2016. Park owned $3.5 million of other equities carried at cost at both December 31, 2017 and December 31, 2016.

The amortized cost and estimated fair value of investments in debt securities at December 31, 2017, are shown in the following table by contractual maturity, except for asset-backed securities, which are shown as a single total, due to the unpredictability of the timing in principal repayments.

(In thousands)	Amortized Cost	Estimated Fair Value	Tax Equivalent Yield (1)
Securities Available-for-Sale
U.S. Treasury and other U.S. Government sponsored entities’ notes:
Due within one year	$120,000	$119,499	1.14%
Due one through five years	125,000	123,221	1.29%
Total	$245,000	$242,720	1.22%

U.S. Government sponsored entities’ asset-backed securities	$852,645	$849,161	2.09%

Securities Held-to-Maturity
Obligations of states and political subdivisions
Due five through ten years	$2,454	$2,462	3.61%
Due greater than ten years	$297,958	$303,812	4.46%
Total	$300,412	$306,274	4.46%

U.S. Government sponsored entities’ asset-backed securities	$56,785	$57,505	3.16%

 (1) The tax equivalent yield for obligations of states and political subdivisions includes the effects of a taxable equivalent adjustment using a 35% rate. The taxable equivalent adjustment was $3.9 million for the year ended December 31, 2017.

All of Park’s securities shown in the above table as U.S. Treasury and other U.S. Government sponsored entities' notes are callable notes. These callable securities have a final maturity of 3 months to 2.5 years. The remaining weighted average life of the entire investment portfolio is 4.4 years.

At December 31, 2017, investment securities with an amortized cost of $317 million were pledged for government and trust department deposits, $215 million were pledged to secure repurchase agreements and $25 million were pledged as collateral for FHLB advance borrowings. At December 31, 2016, investment securities with an amortized cost of $343 million were pledged for government and trust department deposits, $569 million were pledged to secure repurchase agreements and $25 million were pledged as collateral for FHLB advance borrowings.

At December 31, 2017, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders’ equity.

During 2017, Park sold certain AFS investment securities with a book value of $444,000 at a gain of $1.8 million. During 2015, Park sold certain HTM investment securities with a book value of $3.1 million at a gain of $88,000. These securities had been paid down to 97.8% of the principal outstanding at acquisition. No securities were sold during 2016.